Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 358,800,000.00
Previously Paid Amount	49,550.28
Total Fee Amount	49,550.28
Total Offset Amount	0.00
Net Fee	$ 0.00